INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income (loss) before income taxes	$ (2,016,654)	$ 188,706	$ (3,730,948)	$ (1,486,257)
Statutory tax rate			39.60%	39.60%
Total tax at statutory rate			(1,477,455)	(558,558)
Temporary differences			37,500	(40,000)
Permanent difference – meals and entertainment			13,100	3,000
Permanent differences- non cash compensation, derivatives and discount amortization			880,000	1,054,220
Total			(546,855)	458,662
Changes in valuation allowance			546,855	(458,662)
Income tax expense	$ 0	$ 0	$ 0	$ 0